Consolidated Statement of Cash Flows, Current Financial Investments - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Consolidated Statement of Cash Flows
Current financial investments.	€ 3,026,278	€ 3,919,216	€ 0
Cash and cash equivalents	2,135,187	1,861,616	1,290,796
Cash and cash equivalents classified as assets held for sale	7,884	0	0
Current financial investments and cash and cash equivalents	€ 5,169,349	€ 5,780,832	€ 1,290,796